Stock Warrants and Options (Tables)	12 Months Ended
Dec. 31, 2013
Stock Warrants and Options [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
Following is a summary of the status of warrants and options during fiscal years 2013 and 2012:

	Number of Shares		Weighted-Average Exercise Price
2013	Warrants	Options	Warrants	Options
Outstanding at December 31, 2012	2,704,725	3,754,800	$1.81	$1.18
Granted	773,187	—	1.21	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding at December 31, 2013	3,477,912	3,754,800	$1.45	$.96
Exercisable at December 31, 2013	3,477,912	3,754,800	$1.45	$.96
Weighted average fair value of shares granted during 2013	$1.51	$—

	Number of Shares		Weighted-Average Exercise Price
2012	Warrants	Options	Warrants	Options
Outstanding at December 31, 2011	923,800	3,754,800	$1.81	$1.01
Granted	1,820,659	—	1.33	—
Exercised	(39,733)	—	.025	—
Forfeited	—	—	—	—
Outstanding at December 31, 2012	2,704,725	3,754,800	$1.51	$1.01
Exercisable at December 31, 2012	2,704,725	3,292,900	$1.51	$1.23
Weighted average fair value of shares granted during 2012	$1.16	$—

Schedule of Nonvested Share Activity
Following is a summary of nonvested shares as of December 31, 2013 and 2012 with changes during the year:

	Number of Shares
2013	Warrants	Options
Balance, December 31, 2012	—	461,900
Granted during the year	773,187	—
Vested during the year	(773,187)	(332,767)
Forfeited during the year	—	—
Balance, December 31, 2013	—	129,133

	Number of Shares
2012	Warrants	Options
Balance, December 31, 2011	—	794,667
Granted during the year	1,820,658	—
Vested during the year	(1,820,658)	(332,767)
Forfeited during the year	—	—
Balance, December 31, 2012	—	461,900

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award
Following is a summary of the status of options and warrants outstanding at December 31, 2013 and 2012:

2013
Warrants			Options
Exercise Price	Number	Weighted- Average Remaining Contractual Life	Exercise Price	Number	Weighted- Average Remaining Contractual Life
$0.03	79,467	0.25	$1.13	2,801,200	7.21
0.03	39,733	0.63	0.25	546,333	7.96
2.52	566,200	5.44	1.13	407,267	7.96
1.13	99,333	5.44
1.26	99,333	2.97
1.26	99,333	3.10
1.26	39,733	3.11
1.26	1,390,667	1.27
1.26	87,165	2.28
1.89	38,205	0.62
2.01	1,862	2.04
2.01	795	4.70
2.01	4,768	4.86
2.01	82,778	1.74
2.01	82,778	2.89
2.01	49,667	2.08
2.01	33,111	4.21
2.01	49,667	4.44
2.01	24,833	2.04
2.01	4,967	4.70
2.01	29,800	4.86
2.01	49,667	4.49
2.01	43,044	4.74
2.01	6,622	4.79
2.01	33,111	4.83
2.01	24,833	4.87
2.01	66,222	4.96
0.25	115,612	4.50
0.25	116,402	4.75
0.25	118,203	5.00

2012
Warrants			Options
Exercise Price	Number	Weighted- Average Remaining Contractual Life	Exercise Price	Number	Weighted- Average Remaining Contractual Life
$0.03	79,467	$1.25	$1.13	2,801,100	8.21
0.03	39,733	1.63	.25	546,333	8.96
2.52	566,200	6.44	1.13	407,267	8.96
1.13	99,333	6.44
1.26	99,333	3.97
1.26	99,333	4.10
1.26	39,733	4.11
1.26	1,390,667	2.27
1.26	87,165	3.28
1.89	38,205	1.62
2.01	82,778	2.74
2.01	82,778	2.89